Commitments and Contingencies (Details) (USD $)	3 Months Ended			12 Months Ended			114 Months Ended	117 Months Ended		12 Months Ended				114 Months Ended	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2011 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2006 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2003 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Children's Medical Center Corporation (CMCC) [Member]	Dec. 31, 2012 Wake Forest University Health Sciences (WFUHS) [Member]	Dec. 31, 2007 Wake Forest University Health Sciences (WFUHS) [Member]
Leases and Letters of Credit [Abstract]
Rent expenses under operating lease	$ 72,000		$ 50,000	$ 200,000		$ 700,000
Summarizes future minimum lease payments [Abstract]
2013	776,000			948,000			948,000	776,000
2014	1,055,000			1,055,000			1,055,000	1,055,000
2015	1,079,000			1,079,000			1,079,000	1,079,000
2016	278,000			278,000			278,000	278,000
Total minimum lease payments	3,188,000	[1]		3,360,000	[2]		3,360,000 [2]	3,188,000 [1]
Security and restoration deposits						2,200,000			1,700,000
Security deposit						1,000,000
Remaining security deposit obligation						1,200,000
Additional security deposit				1,200,000
Number of years for which lease is to be renewed				5 years
Extended lease term				Oct. 31, 2016
Payments for rent						200,000
License and Research Agreements [Abstract]
Initial license fee													200,000
Patent costs recorded as general and administrative expense	1,850,000		1,381,000	5,496,000		7,191,000	47,389,000	49,239,000		100,000	200,000			2,400,000
Number of development milestones achieved												2
Research and development	2,180,000		2,694,000	10,103,000		13,293,000	127,960,000	130,140,000				400,000
Number of subfields for specified aggregate payments												4
Aggregate milestones payments to be paid based on condition												6,900,000
Sales milestone payment based on specified condition												$ 2,000,000
Warrants to purchase common stock (in shares)	80,080,702			80,250,702		1,064,616	80,250,702	80,080,702								320
Exercise price (in dollars per share)																$ 23.20
Period after which license maintenance fees required to be paid															2 years
Period for which royalty is to be paid after first sale															15 years
Maximum period for payment of royalty after expiration of product															7 years

[1]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 8 related to the Company's lease liability.
[2]	The future minimum lease payments above do not include the impact of any potential sublease income discussed in Note 9 related to the Company's lease liability.